Summary of Accounting Policies - Pre-production Design and Development and Tooling Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Unbilled pre-production design and development costs	$ 25	$ 22
Original Equipment tools and dies, owned	72	62
In-process tools and dies built for original equipment customers	$ 117	$ 97